Schedule of maturity analysis of operating lease payments (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 8,220,626	$ 64,531,095	$ 74,417,038
Less: portion classified as current lliabilities	(4,161,316)	(32,665,916)	(38,148,743)
Non-current liabilities	4,059,310	31,865,179	36,268,295
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	4,161,316	32,665,916	38,148,743
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 4,059,310	$ 31,865,179	$ 36,268,295